Other Assets (Details) (USD $) In Thousands, unless otherwise specified	8 Months Ended
Sep. 30, 2014
Other Assets.
AeroTurbine inventory	$ 226,960
Other receivables	121,420
Notes receivable	67,257
Prepaid expenses and other	51,414
Debt issuance costs	46,758
Other assets	18,609
Total	$ 532,418
Weighted average interest rate on notes receivable (as a percent)	7.00%